Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,881,147	$ 420,540	$ 558,452
Accounts receivable:
Trade, net of allowance for doubtful accounts of $7,587 at March 31, 2012 and September 30, 2011	449,829	1,322,507	1,287,363
Related party
Inventories	443,420	531,999	417,087
Unbilled receivables	51,314		151,303
Due from related parties	24,111	22,750
Deferred finance costs	49,239	108,326	16,077
Prepaid expenses and other current assets	220,074	171,230	243,998
Current assets of discontinued operations		289,945
Total current assets	3,119,134	2,867,297	2,674,280
Goodwill			893,000
Intangible assets	8,810	13,214	1,083,962
Furniture, equipment and leasehold improvements, net	850,937	796,238	142,276
Deferred finance costs, less current portion
Other assets	651,393	692,663	216,791
Non-current assets of discontinued operations		1,544,602
Total assets	4,630,274	5,914,014	5,010,309
Current liabilities:
Current maturities of convertible long-term debt	20,044,529	16,552,623	1,139,817
Current maturities of convertible promissory notes, related party	969,156
Current maturities of other long-term debt	23,480,783	3,679,852
Accounts payable	1,093,672	863,294
Accrued expenses	376,465	499,463	1,269,395
Accrued interest	2,950,884	478,856
Accrued income taxes	609,937
Reserve for unresolved claims	5,711,690	6,155,506
Unearned revenues			263,778
Notes payable, related parties			2,041,005
Customer deposits	30,160	115,554	134,613
Derivative liabilities	3,595,431	2,583,478	1,844,200
Current liabilities of discontinued operations		340,000
Total current liabilities	58,862,707	31,268,626	6,692,808
Long-term debt, net of current maturities
Convertible notes, net of current maturities	6,859,588	14,713,745
Convertible promissory notes, related party	2,206,992	1,223,154
Other long-term debt, net of current maturities	18,360,616	42,264,453
Long-term accrued interest	2,621,576	3,503,149
Liabilities subject to compromise			143,570,128
Other liabilities	60,712
Total liabilities	88,972,191	92,973,127	150,262,936
Commitments and contingencies (Note 13)
Series A convertible redeemable preferred stock, $1.00 par value; 8,950 shares authorized; 7,529 shares issued and outstanding as of September 30, 2010			7,528,640
Stockholders' deficit:
Common stock, $0.001 par value; 300,000,000 shares authorized; 82,325,743 shares issued and 80,777,607 outstanding at March 31, 2012; and 74,732,534 shares issued and 73,184,398 shares outstanding at September 30, 2011	82,327	74,733	58,048
Treasury stock, 1,548,136 shares, March 31, 2012 and September 30, 2011	(1,496,417)	(1,496,417)	(170,057)
Additional paid-in capital	270,615,151	260,730,525	203,828,364
Accumulated deficit	(338,876,081)	(333,870,254)	(325,882,720)
Total stockholders' deficit attributable to Accentia	(69,675,020)	(74,561,413)	(122,166,365)
Non-controlling interests	(14,666,897)	(12,497,700)	(30,614,902)
Total stockholders' deficit	(84,341,917)	(87,059,113)	(152,781,267)
Total liabilities and stockholders' deficit	$ 4,630,274	$ 5,914,014	$ 5,010,309